Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of major subsidiaries, VIEs and subsidiaries of VIEs

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2023 are set out below:

Name	Place of Incorporation	Date of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Beijing Fenghuang Ronghe Investment Co., Ltd. (“Fenghuang Ronghe”)	PRC	September 18, 2015	100%	Investment holding
Subsidiaries of VIEs:
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising
Shanghai Fengyu Shixun Technology Co., Ltd. (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Advertising and paid services
Beijing Fengyue Culture Technology Co., Ltd. (“Fengyue Culture”)	PRC	January 19, 2017	100%	Paid services
Hainan Lefeng Culture Communication Co., Ltd. (“Lefeng”)	PRC	December 30, 2020	100%	Advertising
Fenghuang Feiyang (Guangzhou) International Culture Communication Co., Ltd.(“Feiyang Guangzhou”)	PRC	September 29, 2022	100%	Advertising

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs and their subsidiaries (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	33,626	110,958
Term deposits and short-term investments	14,207	167,097
Accounts receivable, net	175,544	84,809
Amounts due from related parties	34,225	31,204
Amounts due from inter-company entities	124,932	55,006
Other current assets	19,017	16,668
Current assets	401,551	465,742
Equity investments, net	101,389	88,221
Deferred income tax assets, net	46,769	27,841
Operating lease right-of-use assets, net	46,294	28,486
Other non-current assets	40,680	26,215
Non-current assets	235,132	170,763
Total assets	636,683	636,505
Accounts payable	57,363	37,310
Amounts due to related parties	27,296	6,106
Amounts due to inter-company entities	650,800	789,452
Advances from customers	20,653	21,423
Taxes payable	82,355	72,581
Salary and welfare payable	53,844	37,440
Accrued expenses and other current liabilities	69,183	56,548
Current liabilities	961,494	1,020,860
Non-current liabilities	49,000	29,870
Total liabilities	1,010,494	1,050,730

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues	487,323	376,120	340,421
Gross profit	227,819	112,851	103,852
Net loss	(153,574)	(43,898)	(41,008)

Notes:

(1)
For the years ended December 31, 2021, 2022 and 2023, the VIEs have incurred revenues of RMB27.0 million, RMB26.4 million and RMB40.1 million, respectively, derived from inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as fees, which have been eliminated upon consolidation.
(2)
For the years ended December 31, 2021, 2022 and 2023, the VIEs have incurred costs of RMB16.8 million, RMB13.5 million and RMB23.0 million, respectively, related to technical services provided by the inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as revenues, which have been eliminated upon consolidation.

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash flow from operating activities：
Net cash (used in)/provided by transactions with inter-company entities	(44,528)	45,768	(4,885)
Net cash (used in)/provided by transactions with third parties	(75,240)	(62,108)	5,180
Net cash (used in)/provided by operating activities	(119,768)	(16,340)	295
Cash flow from investing activities：
Loans (paid to)/collected from inter-company entities	(12,523)	(77,751)	72,427
Net cash provided by/(used in) other investing activities	93,034	79,148	(154,830)
Net cash provided by/(used in) investing activities	80,511	1,397	(82,403)
Cash flow from financing activities：
Investments from inter-company entities	400	—	—
Repatriation of capital to facilitate the reorganization	(10,000)	—	—
(Repayment of)/proceeds from loans from inter-company entities	(20,890)	123	157,423
Net cash used in other financing activities	(240)	—	—
Net cash (used in)/provided by financing activities	(30,730)	123	157,423

1. Organization and Principal Activities (Continued)